Note 15 - Income Taxes (Details Narrative) - CAD	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
Income Tax Disclosure [Abstract]
Tax Credit Carryforward, Amount	CAD 636,489	CAD 681,136	CAD 458,021
Income Tax Expense Benefit	0	0	0
Unrecognized Tax Benefits, Income Tax Penalties Expense	0	0	0
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	0	0	0
Unrecognized Tax Benefits	CAD 0	CAD 0	CAD 0